Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Amounts due for Non-Cancelable Leases
The future minimum lease payments for the remaining non-cancellable term of our leases at December 31, 2018 are as follows ($ thousands):

Year	Operating	Capital	Total
2019	69,690	8,946	78,636
2020	56,204	8,304	64,508
2021	46,092	7,499	53,591
2022	41,324	5,809	47,133
2023	38,155	6,097	44,252
Thereafter	204,216	2,978	207,194
Total future minimum lease payments	455,681	39,633	495,314
Less imputed interest		(9,529)
Present value of future minimum lease payments		30,104

Schedule of Jackpot Liabilities Recorded as Current and Non-current Liabilities	Jackpot liabilities are recorded as current and non-current liabilities as follows:

($ thousands)	December 31, 2018
Current liabilities	76,191
Non-current liabilities	178,376
254,567

Schedule of Future Jackpot Payments
Future jackpot payments are due as follows ($ thousands):

Year	Previous Winners	Future Winners	Total
2019	34,179	41,865	76,044
2020	29,119	9,882	39,001
2021	24,755	709	25,464
2022	21,982	709	22,691
2023	19,717	709	20,426
Thereafter	105,418	10,641	116,059
Future jackpot payments due	235,170	64,515	299,685
Unamortized discounts			(45,118)
Total jackpot liabilities			254,567

Schedule of Potential Commitments for Bonds Outstanding
The following table provides information related to potential commitments for bonds outstanding at December 31, 2018:

($ thousands)	Total bonds
Performance bonds	480,744
Wide Area Progressive bonds	240,560
Bid and litigation bonds	38,411
All other bonds	3,154
762,869